Investment Securities (Contractual Maturities and Estimated Fair Values) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Held-to-maturity debt securities amortized cost disclosures
Due in one year or less, held-to-maturity debt securities amortized cost	$ 125,000
Due after one year through five years, held-to-maturity debt securities amortized cost	2,275,000
Amortized cost, held-to-maturity debt securities	2,400,000	$ 2,400,000
Held-to-maturity debt securities, Estimated fair value disclosures
Due in one year or less, held-to-maturity debt securities, Estimated fair value	125,000
Due after one year through five years, held-to-maturity debt securities, Estimated fair value	2,275,000
Estimated fair value	2,400,000	2,400,000
Available-for-sale debt securities amortized cost disclosures
Due after five years through ten years, available-for-sale debt securities amortized cost	1,218,000
Due after ten years, available-for-sale debt securities amortized cost	243,404,000
Residential mortgage-backed securities, amortized cost	3,946,144,000
Equity securities, amortized cost	28,075,000
Amortized cost, Available for sale securities	4,218,841,000	4,196,034,000
Available for sale debt securities, Estimated Fair Value Disclosures
Due after five years through ten years, available-for-sale debt securities, Estimated Fair Value	1,288,000
Due after ten years, available-for-sale debt securities, Estimated Fair Value	253,684,000
Residential mortgage-backed securities, Estimated Fair Value	3,894,470,000
Equity securities, Estimated Fair Value	27,907,000
Estimated fair value, Available for sale securities	4,177,349,000	4,199,372,000
Amortized cost of available for sale investment securities pledged	1,780,513,000
Fair value of available for sale investment securities pledged	1,754,763,000
Proceeds from sales and calls of available for sale securities	352,743,000	164,163,000	$ 621,588,000
Proceeds from sales of mortgage-backed securities	338,138,000	128,444,000	620,933
Gross gains realized on sales	586,000	2,450,000	9,479,000
Gross losses realized on sales	3,212,000	6,132,000	8,196,000
Impairment charges on available-for-sale investment securities, after tax	$ 230,100	$ 620,100	$ 531,050